Condensed Consolidating Financial Information, Cash Flows (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Oct. 24, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net cash from operating activities		$ (148)	$ (150)	$ 1,364	$ 859	$ 1,585
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures		(271)	(119)	(685)	(570)	(529)
Acquisitions				(2,496)	(2,552)	(170)
Proceeds from sale of Hawaii Business				0	539	0
Intercompany notes, net		0	0	0	0	0
Other investing activities		(2)	10	9	6	3
Net cash from (used in) investing activities		(273)	(109)	(3,172)	(2,577)	(696)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements		99	0	646	2,068	185
Repayments on revolving credit agreements		(124)	0	(386)	(2,068)	(352)
Borrowings under term loan credit agreements					500
Proceeds from debt offerings		0	300	1,600	806	1,275
Repayments of debt		0	(301)	(434)	(106)	(1,225)
Dividend payments		(54)	(33)	(141)	(121)	(38)
Proceeds from stock options exercised				19	72	34
Net proceeds from issuance of Tesoro Logistics LP common units	$ 1,300	24	0	949	702	171
Distributions to noncontrolling interest		(44)	(20)	(96)	(59)	(26)
Purchases of common stock		(19)	(100)	(500)	(440)	(126)
Taxes paid related to net share settlement of equity awards		(39)	0	(22)	(6)	(5)
Net intercompany borrowings (repayments)		0	0	0	0	0
Borrowings from general partner				0	0	0
Distributions to TLLP unitholders and general partner		0	0	0	0	0
Payments of debt issuance costs		0	(19)	(24)	(13)	(24)
Excess tax benefits from stock-based compensation arrangements				20	12	8
Other financing activities		37	(8)	(61)	(30)	(27)
Net cash from (used in) financing activities		(120)	(181)	1,570	1,317	(150)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(541)	(440)	(238)	(401)	739
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		1,000	1,238	1,238	1,639	900
CASH AND CASH EQUIVALENTS, END OF YEAR		459	798	1,000	1,238	1,639
Parent
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net cash from operating activities		(10)	(17)	9	(53)	5
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures		0	0	0	0	0
Acquisitions				0	0	0
Proceeds from sale of Hawaii Business					539
Intercompany notes, net		106	168	399	(1,405)	399
Other investing activities		0	0	0	0	0
Net cash from (used in) investing activities		106	168	399	(866)	399
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements		0		0	1,524	0
Repayments on revolving credit agreements		0		0	(1,524)	0
Borrowings under term loan credit agreements					500
Proceeds from debt offerings			300	300	0	925
Repayments of debt			(300)	(300)	(102)	(1,223)
Dividend payments		(54)	(33)	(141)	(121)	(38)
Proceeds from stock options exercised				19	72	34
Net proceeds from issuance of Tesoro Logistics LP common units		0		0	0	0
Distributions to noncontrolling interest		0	0	0	0	0
Purchases of common stock		(19)	(100)	(500)	(440)	(126)
Taxes paid related to net share settlement of equity awards		(39)		(22)	(6)	(5)
Net intercompany borrowings (repayments)		0	0	0	0	0
Borrowings from general partner				243	1,024	60
Distributions to TLLP unitholders and general partner		10	4	22	14	11
Payments of debt issuance costs			(19)	(5)	0	(16)
Excess tax benefits from stock-based compensation arrangements				0	0	0
Other financing activities		6	(3)	(24)	(22)	(26)
Net cash from (used in) financing activities		(96)	(151)	(408)	919	(404)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		0	0	0	0	0
Guarantor Subsidiaries
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net cash from operating activities		(350)	154	1,112	734	1,539
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures		(191)	(92)	(465)	(496)	(494)
Acquisitions				(17)	(1,838)	(130)
Proceeds from sale of Hawaii Business					0
Intercompany notes, net		0	0	0	0	0
Other investing activities		(2)	0	(1)	1	3
Net cash from (used in) investing activities		(193)	(92)	(483)	(2,333)	(621)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements		0		0	0	0
Repayments on revolving credit agreements		0		0	0	0
Borrowings under term loan credit agreements					0
Proceeds from debt offerings			0	0	0	0
Repayments of debt			(1)	(3)	(4)	(2)
Dividend payments		0	0	0	0	0
Proceeds from stock options exercised				0	0	0
Net proceeds from issuance of Tesoro Logistics LP common units		0		0	0	0
Distributions to noncontrolling interest		0	0	0	0	0
Purchases of common stock		0	0	0	0	0
Taxes paid related to net share settlement of equity awards		0		0	0	0
Net intercompany borrowings (repayments)		(37)	(501)	(885)	1,491	(498)
Borrowings from general partner				0	0	0
Distributions to TLLP unitholders and general partner		6	5	21	17	13
Payments of debt issuance costs			0	0	0	0
Excess tax benefits from stock-based compensation arrangements				20	12	8
Other financing activities		31	0	0	0	0
Net cash from (used in) financing activities		0	(497)	(847)	1,516	(479)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(543)	(435)	(218)	(83)	439
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		943	1,161	1,161	1,244	805
CASH AND CASH EQUIVALENTS, END OF YEAR		400	726	943	1,161	1,244
Non- Guarantors
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net cash from operating activities		212	(287)	243	178	41
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures		(80)	(27)	(220)	(74)	(35)
Acquisitions				(2,479)	(714)	(40)
Proceeds from sale of Hawaii Business					0
Intercompany notes, net		0	0	0	0	0
Other investing activities		0	10	10	5	0
Net cash from (used in) investing activities		(80)	(17)	(2,689)	(783)	(75)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements		99		646	544	185
Repayments on revolving credit agreements		(124)		(386)	(544)	(352)
Borrowings under term loan credit agreements					0
Proceeds from debt offerings			0	1,300	806	350
Repayments of debt			0	(131)	0	0
Dividend payments		0	0	0	0	0
Proceeds from stock options exercised				0	0	0
Net proceeds from issuance of Tesoro Logistics LP common units		24		949	702	171
Distributions to noncontrolling interest		(44)	(20)	(96)	(59)	(26)
Purchases of common stock		0	0	0	0	0
Taxes paid related to net share settlement of equity awards		0		0	0	0
Net intercompany borrowings (repayments)		(69)	333	486	(86)	99
Borrowings from general partner				(243)	(1,024)	(60)
Distributions to TLLP unitholders and general partner		(16)	(9)	(43)	(31)	(24)
Payments of debt issuance costs			0	(19)	(13)	(8)
Excess tax benefits from stock-based compensation arrangements				0	0	0
Other financing activities		0	(5)	(37)	(8)	(1)
Net cash from (used in) financing activities		(130)	299	2,426	287	334
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2	(5)	(20)	(318)	300
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		57	77	77	395	95
CASH AND CASH EQUIVALENTS, END OF YEAR		59	72	57	77	395
Eliminations
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net cash from operating activities		0	0	0	0	0
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures		0	0	0	0	0
Acquisitions				0	0	0
Proceeds from sale of Hawaii Business					0
Intercompany notes, net		(106)	(168)	(399)	1,405	(399)
Other investing activities		0	0	0	0	0
Net cash from (used in) investing activities		(106)	(168)	(399)	1,405	(399)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements		0		0	0	0
Repayments on revolving credit agreements		0		0	0	0
Borrowings under term loan credit agreements					0
Proceeds from debt offerings			0	0	0	0
Repayments of debt			0	0	0	0
Dividend payments		0	0	0	0	0
Proceeds from stock options exercised				0	0	0
Net proceeds from issuance of Tesoro Logistics LP common units		0		0	0	0
Distributions to noncontrolling interest		0	0	0	0	0
Purchases of common stock		0	0	0	0	0
Taxes paid related to net share settlement of equity awards		0		0	0	0
Net intercompany borrowings (repayments)		106	168	399	(1,405)	399
Borrowings from general partner				0	0	0
Distributions to TLLP unitholders and general partner		0	0	0	0	0
Payments of debt issuance costs			0	0	0	0
Excess tax benefits from stock-based compensation arrangements				0	0	0
Other financing activities		0	0	0	0	0
Net cash from (used in) financing activities		106	168	399	(1,405)	399
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		$ 0	$ 0	$ 0	$ 0	$ 0